Fair Value Measurements - Notional Amount (Details) - USD ($) $ in Millions	Jul. 02, 2023	Jan. 01, 2023
Designated as Hedging Instrument | Cash flow hedges
Derivative [Line Items]
Derivative, notional amount	$ 3,307	$ 4,168
Designated as Hedging Instrument | Cash flow hedges | Forward foreign exchange contracts
Derivative [Line Items]
Derivative, notional amount	3,307	1,768
Designated as Hedging Instrument | Cash flow hedges | Interest rate swaps
Derivative [Line Items]
Derivative, notional amount	0	2,400
Designated as Hedging Instrument | Net investment hedges
Derivative [Line Items]
Derivative, notional amount	10	0
Designated as Hedging Instrument | Net investment hedges | Forward foreign exchange contracts
Derivative [Line Items]
Derivative, notional amount	10	0
Designated as Hedging Instrument | Net investment hedges | Interest rate swaps
Derivative [Line Items]
Derivative, notional amount	0	0
Not Designated as Hedging Instrument
Derivative [Line Items]
Derivative, notional amount	578	0
Not Designated as Hedging Instrument | Forward foreign exchange contracts
Derivative [Line Items]
Derivative, notional amount	578	0
Not Designated as Hedging Instrument | Interest rate swaps
Derivative [Line Items]
Derivative, notional amount	$ 0	$ 0